Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity [Abstract]
Stockholders' Equity

Note 8.  Stockholders’ Equity

On February 27, 2013, the Company’s board of directors declared a quarterly dividend on its common stock in the amount of $0.14 per share, which is to be paid on April 11, 2013 to stockholders of record on March 13, 2013.

Prior to the Business Separation, the Company did not have any common stock outstanding.  As such, basic loss per share for the year ended December 31, 2011 is computed on a pro forma basis by dividing net loss by the weighted average number of common shares outstanding during the two month post-Business Separation period beginning November 1, 2011 and ending December 31, 2011, as if such shares had been outstanding for the entire year.  Diluted loss per share is calculated in a similar manner, but includes the dilutive effect of actual stock options and restricted shares outstanding as of December 31, 2011.  Since these securities are anti-dilutive, they are excluded from the calculation of loss per share at December 31, 2011.

The computations of basic and diluted earnings per share for the year ended December 31, 2012 and the unaudited computation of pro forma basic and diluted loss per share for the year ended December 31, 2011 are as follows:

(In thousands)	2012	Pro Forma 2011 (Unaudited)
Numerator:
Income (loss) applicable to common shares for earnings-per-share
computation	$16,340	$(43,930)

Denominator:
Total shares outstanding	21,498	21,170
Less: unvested shares	(342)	(352)
Less: effect of calculating weighted average shares	(198)	(3)
Denominator for basic earnings per common share - weighted
average shares outstanding	20,958	20,815
Plus: weighted average unvested shares	434	-
Plus: common stock equivalents of stock options outstanding	15	-
Denominator for diluted earnings per common share – weighted
average shares outstanding	21,407	20,815

For the year ended December 31, 2012, the denominator for diluted earnings per common share excludes 1,546,900 shares related to stock options which would be antidilutive for the period.  For the year ended December 31, 2011, the denominator for diluted loss per common share is equal to the denominator for basic loss per common share because the addition of unvested shares or other common stock equivalents would be anti-dilutive (416,417 at December 31, 2011).